Note 9 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31
	20 20	2019
NET SALES:
Coil	$99,762,892	$124,555,478
Tubular	42,339,432	62,599,015
TOTAL NET SALES	$142,102,324	$187,154,493
OPERATING PROFIT (LOSS):
Coil	$1,252,669	$6,414,396
Tubular	(5,564,882)	2,328,871
TOTAL OPERATING PROFIT (LOSS)	(4,312,213)	8,743,267
General corporate expenses	(2,540,443)	(2,342,279)
Interest expense	(4,806)	(17,546)
Interest and other income	19,260	440,503
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$(6,838,202)	$6,823,945
IDENTIFIABLE ASSETS:
Coil	$35,894,510	$43,104,205
Tubular	23,659,457	31,519,755
	59,553,967	74,623,960
General corporate assets	17,790,121	11,978,022
TOTAL ASSETS	$77,344,088	$86,601,982
DEPRECIATION:
Coil	$836,730	$551,241
Tubular	675,048	782,327
Corporate and other	13,183	6,924
	$1,524,961	$1,340,492
CAPITAL EXPENDITURES:
Coil	$4,060,911	$396,299
Tubular	841,817	377,400
Corporate and other	32,633	34,290
	$4,935,361	$807,989